Commitments and Contingencies (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Jun. 27, 2019	Jan. 01, 2019	Jun. 01, 2018
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power			$ 1,113
2020
Disclosure Of Commitments [Line Items]
Product transportation	$ 730
North West Redwater Partnership service toll	133
Other	26
2021
Disclosure Of Commitments [Line Items]
Product transportation	722
North West Redwater Partnership service toll	167
Other	20
2022
Disclosure Of Commitments [Line Items]
Product transportation	637
North West Redwater Partnership service toll	157
Other	17
2023
Disclosure Of Commitments [Line Items]
Product transportation	726
North West Redwater Partnership service toll	164
Other	17
2024
Disclosure Of Commitments [Line Items]
Product transportation	699
North West Redwater Partnership service toll	156
Other	17
Thereafter
Disclosure Of Commitments [Line Items]
Product transportation	7,907
North West Redwater Partnership service toll	2,815
Other	$ 30
Commitments for oil and gas transportation, period of agreement	20 years
North West Redwater Partnership
Disclosure Of Commitments [Line Items]
Percent of pro rata share of debt company has committed paying to joint venture	25.00%			25.00%
Interest payable included in service toll	$ 1,260
Term of commitment to joint venture	30 years
Offshore vessels and equipment | 2020
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	$ 69
Offshore vessels and equipment | 2021
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	63
Offshore vessels and equipment | 2022
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	9
Offshore vessels and equipment | 2023
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	0
Offshore vessels and equipment | 2024
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	0
Offshore vessels and equipment | Thereafter
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	0
Field equipment and power | 2020
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	27
Field equipment and power | 2021
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	21
Field equipment and power | 2022
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	20
Field equipment and power | 2023
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	21
Field equipment and power | 2024
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	20
Field equipment and power | Thereafter
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	$ 249
Devon
Disclosure Of Commitments [Line Items]
Product transportation		$ 2,381